SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries
	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited)	P.R.C	100%

	Place of	Attributable
Name of Company	incorporation	equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%

Schedule of investment holding company
	Place of	Nature of
Name of Company	incorporation	operation
Utour Pte Ltd	Singapore	Investment holding company

WeTrade Information Technology Limited (“WITL”)	Hong Kong	Investment holding company

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	Providing of social e-commerce services, technical system support and services
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	Providing of social e-commerce services, technical system support and services
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	Providing of social e-commerce services, technical system support and services
WeTrade Digital (Beijing) Technology Co Limited (FKA: XiaoShang Technology Beijing Co Limited)	P.R.C	Providing of social e-commerce services, technical system support and services

Schedule of exchange rate
	September 30, 2021	December 31, 2020
RMB: US$ exchange rate	6.45	6.53

	As of
	December 31, 2020	December 31, 2019

RMB: US$ exchange rate	6.53	6.96

Schedule lease terms and discount rate
Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$519,249

Other information
Cash paid for amounts included in the measurement of lease liabilities for the nine months ended 9/30/2021	531,539
Weighted average remaining lease term-operating leases (in years)	3.92
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,436,890
Total right-of-use assets	$2,436,890

Short-term operating lease liabilities	569,060
Long-term operating lease liabilities	2,087,481
Total operating lease liabilities	$2,656,541

Maturities of the Company’s lease liabilities are as follows:

Year ending September 30,
2021	687,891
2022	730,133
2023	775,308
2024	742,160
2025	-
Total lease payments	2,935,492
Less: Imputed interest/present value discount	(278,951)
Present value of lease liabilities	$5,592,033

Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$217,821

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 12/31/2020	-
Weighted average remaining lease term-operating leases (in years)	4.67
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,813,186
Total right-of-use assets	$2,813,186

Short-term operating lease liabilities	569,865
Long-term operating lease liabilities	2,471,598
Total operating lease liabilities	$3,041,463

Maturities of the Company’s lease liabilities are as follows:

Year ending December 31,
2021	709,227
2022	690,685
2023	733,273
2024	777,890
2025	513,088
Total lease payments	3,424,163
Less: Imputed interest/present value discount	(382,700)
Present value of lease liabilities	$3,041,463

Schedule of potentially diluted shares
	For the period September 30, 2021	For the period September 30, 2020
Statement of Operations Summary Information:
Net Profit	$3,904,385	1,307,126
Weighted-average common shares outstanding - basic and diluted	305,451,498	304,166,073
Net loss per share, basic and diluted	$0.01	$0.00

	2020	2019
Statement of Operations Summary Information:
Net Profit/ (loss)	$2,675,037	$(417,407)
Weighted-average common shares outstanding - basic and diluted	304,166,073	300,222,000
Net loss per share, basic and diluted	$0.01	$(0.00)

Schedule of average exchange rate
	Year ended December 31,
	2020	2019

RMB: US$ exchange rate	6.84	7.01